Significant accounting judgements and estimates	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Significant Accounting Judgements And Estimates
Significant accounting judgements and estimates

3. Significant accounting judgements and estimates

In preparing the unaudited consolidated financial statements, the directors are required to make judgements in applying the Group’s accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the unaudited consolidated financial statements are discussed below.

3.1	Revenue from contracts with customers – determining the timing of satisfaction of services

As disclosed in Note 2.15 to the Financial Statements the Group concluded that Solar Development revenue and revenue from other long-term projects is recognized over time as the customer simultaneously receives and consumes the benefits provided. The Group determined that the percentage completion basis is the best method in measuring progress because there is a direct relationship between the Group’s effort and the transfer of services to the customer. The judgement used in applying the percentage completion basis affects the amount and timing of revenue from contracts.

3.2	Impairment of non-financial assets

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may be impaired. Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

Impairment assessments require the use of estimates and assumptions. To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied and operating performance (which includes production and sales volumes), as further disclosed in Note 14. These estimates and assumptions are subject to risk and uncertainty. Therefore, there is a possibility that changes in circumstances will impact these projections, which may impact the recoverable amount of assets and/or CGUs.

3.3	Operating profit/(loss)

In preparing the unaudited consolidated financial statements of the Group, judgement was applied with respect to those items which are presented in the Unaudited Consolidated Statement of Comprehensive Income as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit/(loss). Expenses or charges to earnings which are not related to operating activities, are one-time costs determined to be not representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/(loss).

3.4	Litigation provision

No new litigation provision was recorded at December 31, 2023.

3.5	Capitalization of product development costs

The Group capitalizes costs for product development projects in the EV segment. The capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, and all other recognition criteria within IAS 38 can be demonstrated. In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation, discount rates to be applied and the expected period of benefits.

3.6	Contingent consideration on disposals

Included within the assessment of recoverable value for impairment purposes of assets held for sale related to the sale of the J.A. Martin Electrical Pty Limited (“J.A. Martin”) ex-solar business, as at December 31, 2023, were estimates of the contingent consideration included within the sale agreement. The contingent consideration receivable 12 months following sale, is based on a multiple of earnings before interest, tax, depreciation and amortization of the business. The fair value of contingent consideration of $0.6 million applied a contracted 4.5x multiple to year 1 forecast EBITDA of $0.8 million, less purchase price paid. Final settlement of the contingent consideration was paid in August 2023, and the receivable amount and loss on disposal adjusted accordingly.

3.7	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the Unaudited Consolidated Statement of Financial Position.

3.8	Deferred tax assets

Deferred tax assets for unused tax losses amounting to $6.0 million at December 31, 2023 (December 31, 2022: $5.1 million) are recognized to the extent that it is probable that sufficient taxable profit will be available against which the losses can be utilized. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the deferred tax assets recorded at the reporting date could be impacted.

3.9	Exchangeable preference shares, exchangeable notes and Aevitas preference shares

As part of the IPO listing process, VivoPower acquired Aevitas. The instruments previously issued by Aevitas were restructured to become exchangeable into VivoPower shares. The Company considered IAS 32 paragraph 16 in determining the accounting treatment. The Company has determined the instruments to be treated as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued must be fixed for the instrument to be classified as equity. Both elements are satisfied within the instruments.

Whilst the majority of the Aevitas exchangeable preference shares and exchangeable notes were converted into Ordinary Shares in VivoPower in July 2021 a minority of investors in the instruments elected to accept new Aevitas Preference Shares. The Company considered IAS 32 paragraph 16 in determining the accounting treatment, and has determined the new Aevitas Preference Shares instruments should be treated as equity.

3.10	Fair value measurement

The fair values of financial assets and liabilities recorded in the statement of financial position are measured using valuation techniques including discounted cash flow (DCF) models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Changes in assumptions about these factors could affect the reported fair value. When the fair values of non-financial assets/CGUs need to be determined, for example in business combinations and for impairment testing purposes, they are measured using valuation techniques including the DCF model.

3.	Significant accounting judgements and estimates

In preparing the consolidated financial statements, the directors are required to make judgements in applying the Group’s accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the consolidated financial statements are discussed below.

3.1	Revenue from contracts with customers – determining the timing of satisfaction of services

As disclosed in Note 2.15 to the Financial Statements the Group concluded that Solar Development revenue and revenue from other long-term projects is recognized over time as the customer simultaneously receives and consumes the benefits provided. The Group determined that the percentage completion basis is the best method in measuring progress because there is a direct relationship between the Group’s effort and the transfer of services to the customer. The judgement used in applying the percentage completion basis affects the amount and timing of revenue from contracts.

3.2	Impairment of non-financial assets

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may be impaired. Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

Impairment assessments require the use of estimates and assumptions. To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied and operating performance (which includes production and sales volumes), as further disclosed in Note 14. These estimates and assumptions are subject to risk and uncertainty. Therefore, there is a possibility that changes in circumstances will impact these projections, which may impact the recoverable amount of assets and/or CGUs.

3.3	Operating profit/(loss)

In preparing the consolidated financial statements of the Group, judgement was applied with respect to those items which are presented in the Consolidated Statement of Comprehensive Income as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit/(loss). Expenses or charges to earnings which are not related to operating activities, are one-time costs determined to be not representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/(loss).

3.4	Litigation provision

No litigation provision was recorded at June 30, 2023. The provision of $0.5 million for disputed legal success fees related to the Mr. Comberg litigation recorded at June 30, 2021 was estimated by management, making a judgement in conjunction with advice from legal counsel, on the likely outcome of the claim. $0.4 million of this provision was utilized in the year ended June 30, 2022, and the remainder released.

3.5	Capitalization of product development costs

The Group capitalizes costs for product development projects in the EV segment. The capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, and all other recognition criteria within IAS 38 can be demonstrated. In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation, discount rates to be applied and the expected period of benefits. As of June 30, 2023, the carrying amount of capitalized development costs were $7.8 million (2022: $3.8 million).

3.6	Contingent consideration on disposals

Included within the assessment of recoverable value for impairment purposes of assets held for sale related to the sale of the J.A. Martin ex-solar business, as at June 30, 2022, were estimates of the contingent consideration included within the sale agreement. The contingent consideration receivable 12 months following sale, is based on a multiple of earnings before interest, tax, depreciation and amortization of the business. The fair value of contingent consideration of $4.5 million applied a contracted 4.5x multiple to year 1 forecast EBITDA of AUD$2.7 million, less purchase price paid, discounted at 10% to net present value, less purchase price paid. Final settlement of the contingent consideration was paid in August 2023, and the receivable amount and loss on disposal adjusted accordingly.

3.7	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the Consolidated Statement of Financial Position.

3.8	Deferred tax assets

Deferred tax assets for unused tax losses amounting to $4.3 million at June 30, 2023 ( June 30, 2022: $4.1 million; June 30, 2021: $1.9 million) are recognized to the extent that it is probable that sufficient taxable profit will be available against which the losses can be utilized. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the deferred tax assets recorded at the reporting date could be impacted.

3.9	Exchangeable preference shares, exchangeable notes and Aevitas preference shares

As part of the IPO listing process, VivoPower acquired Aevitas. The instruments previously issued by Aevitas were restructured to become exchangeable into VivoPower shares. The Company considered IAS 32 paragraph 16 in determining the accounting treatment. The Company has determined the instruments to be treated as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued must be fixed for the instrument to be classified as equity. Both elements are satisfied within the instruments.

Whilst the majority of the Aevitas exchangeable preference shares and exchangeable notes were converted into Ordinary Shares in VivoPower in July 2021 a minority of investors in the instruments elected to accept new Aevitas Preference Shares. The Company considered IAS 32 paragraph 16 in determining the accounting treatment, and has determined the new Aevitas Preference Shares instruments should be treated as equity.

3.10	Fair value measurement

The fair values of financial assets and liabilities recorded in the statement of financial position are measured using valuation techniques including discounted cash flow (DCF) models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Changes in assumptions about these factors could affect the reported fair value. When the fair values of non-financial assets/CGUs need to be determined, for example in business combinations and for impairment testing purposes, they are measured using valuation techniques including the DCF model.